Business combination - Hangzhou Pengai (Details) - CNY (¥)			12 Months Ended
	May 28, 2018	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2020	Jan. 31, 2019
Business combination
Goodwill						¥ 29,186,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents						1,198,000
Other receivables						1,700,000
Inventories						452,000
Property, plant and equipment						17,823,000
Trade payables and other payables						(2,717,000)
Net identifiable assets acquired						9,961,000
Add: goodwill (Note 14)						29,186,000
Net assets acquired						39,147,000
Cash flows from investing activities
Cash and cash equivalents						¥ 1,198,000
Net outflow of cash and cash equivalents included in cash flows from investing activities			¥ (69,951,000)	¥ (28,880,000)	¥ (2,978,000)
Hangzhou Pengai
Business combination
Percentage of share capital acquired	49.00%
Consideration paid	¥ 12,245,000
Goodwill	4,487,000
Total consideration
Cash paid	6,000,000
Fair value of the previously held equity interest at the acquisition date	6,245,000
Total purchase consideration	12,245,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	2,022,000
Other receivables	5,006,000
Inventories	188,000
Property, plant and equipment	6,365,000
Trade payables and other payables	(5,779,000)
Net identifiable assets acquired	7,758,000
Add: goodwill (Note 14)	4,487,000
Net assets acquired	12,245,000
Cash flows from investing activities
Cash consideration	(6,000,000)
Cash and cash equivalents	2,022,000
Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,978,000)
Revenue since acquisition	9,613,000
Net profit (loss) since acquisition	¥ (298,000)
Pro forma revenue		¥ 765,406,000
Pro forma profit/(loss) after tax		¥ (312,224,000)
Jinan Pengai Medical Aesthetic Clinic Co., Ltd
Business combination
Goodwill							¥ 8,849,000
Assets and liabilities recognised as a result of the acquisition
Add: goodwill (Note 14)							¥ 8,849,000
Cash flows from investing activities
Net profit (loss) since acquisition				¥ 2,791,000